EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY

NOTE 15 – EQUITY

Authorized

Unlimited number of subordinate voting shares without par value.

Issued

As of December 31, 2024, 655,369 subordinate voting shares were issued and outstanding.

During the year ended December 31, 2024

On January 4, 2024, the Company issued 17,915 subordinate voting shares (6 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a total fair value of $53,568.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately of $9,458,400 before deducting underwriting discounts and other expenses paid by the Company in the amount of $2,097,738, totaling in a net amount of $7,360,662. Pursuant to the offering, and the overallotment allocation, The Company issued 116,680,710 subordinate voting shares (614,109 subordinate voting shares post reverse splits on March 2024 and August 2024), 134,166,665 series A warrants and 268,333,330 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

On April 5, 2024, the Company issued 95 subordinate voting shares (6 subordinate voting shares post reverse split) to two directors following the vesting of RSU’s with a total fair value of $53,568.

On April 8, 2024, the Company granted 1,180,000 RSUs (69,412 RSUs post reverse split) to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 subordinate voting shares (69,412 subordinate voting shares post reverse split) were issued on April 8, 2024 with a fair value of $1,645,287.

On April 9, 2024, the Company granted 100,000 RSUs (5,882 RSUs post reverse split) to a consultant of the Company, the RSUs vested immediately, and 100,000 subordinate voting shares (5,882 subordinate voting shares post reverse split) were issued with a fair value of $143,927.

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 subordinate voting shares (26,471 subordinate voting shares post reverse split) (valued at US$400,500 or $546,122) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s subordinate voting shares is lower than US$15.13 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 subordinate voting shares (72,854 subordinate voting shares post reverse split) to three directors following the vesting of RSU’s with a fair value of $1,205,315.

On June 19, 2024, the Company issued 23,543 subordinate voting shares (1,385 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s with a fair value of $22,657.

On July 16, 2024, the Company issued 28,000 subordinate voting shares (1,647 subordinate voting shares post reverse split) to a consultant following the vesting of RSU’s with a fair value of $24,841.

As of December 31, 2024, the Company issued 614,109 subordinate voting shares (36,124 subordinate voting shares post reverse split ) following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 subordinate voting shares (412,964 subordinate voting shares post reverse split ) following the cashless exercise of A warrants , 172,766 subordinate voting shares (10,163 subordinate voting shares post reverse split ) following the exercise of B warrants at an exercise price of US$1.3643 per subordinate voting share and 5,299 subordinate voting shares following the exercise of B warrants at an exercise price of US$8.1782 per subordinate voting share.

During the year ended December 31, 2023

On January 3, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,875.

On April 4, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,730.

On April 27, 2023, the Company granted 43,847 RSU’s (14 RSU’s post reverse splits) to two directors, 25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 15 – EQUITY (continued)

On July 4, 2023, the Company issued 10,961 subordinate voting shares (3 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $3.82, for a compensation amount of $41,871.

On July 19, 2023 the Company issued 1,733,334 subordinate voting shares (537 subordinate voting shares post reverse splits) at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of $3,424,201, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $405,636, totaling in a net amount of $3,018,565.

On August 8, 2023, the Company granted 27,819 RSU’s (9 RSU’s post reverse splits) to two directors, 50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year.

On October 10, 2023, the Company granted 10,935 RSU’s (3 RSU’s post reverse splits) to a consultant, the RSUs will vest over 4 months and a day.

On October 23, 2023, the Company issued 24,869 subordinate voting shares (8 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $2.62, for a compensation amount of $65,264.

On December 21, 2023 the Company issued 2,884,616 subordinate voting shares (893 subordinate voting shares post reverse splits) at a price of US$0.52 per share following the closing of a registered direct public offering with gross proceeds to the Company of $1,996,650, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $319,464, totalling in a net amount of $1,677,186. The offering was for sale of 2,884,616 units (15,182 units post reverse split), each consisting of one subordinate voting share and one common warrant to purchase one subordinate voting share per warrant at an exercise price of US$0.52 (Note 10).

On December 31, 2023, the Company granted 93,069 RSU’s (29 RSU’s post reverse split) to a director and a consultant, the RSUs will vest over 4 months and a day.

During the year ended December 31, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 subordinate voting shares (13 subordinate voting shares post reverse splits) at a price of $3.00 per share.

On May 3, 2022, 150,000 stock options (46 stock options post reverse splits) were exercised to subordinate voting shares for total proceeds of $123,000.

On July 4, 2022 the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) following the vesting of RSU’s.

On September 20, 2022 140,000 stock options (43 stock options post reverse splits) were exercised to subordinate voting shares for a total proceeds of $114,800.

On September 22, 2022, as part of the acquisition of Zigi Carmel described in note 4, the Company issued 7,920,000 of its subordinate voting shares (2,452 of its subordinate voting shares post reverse splits) to the former shareholder of Zigi Carmel in exchange for all of the issued and outstanding shares of Zigi Carmel.

On October 3, 2022, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On October 5, 2022, the Company completed a non-brokered private placement financing wherein it raised $616,570 through the issuance of 142,395 subordinate voting shares (44 subordinate voting shares post reverse splits) at a price of $4.33 per share.

Warrants

A summary of the warrants outstanding for the year ended December 31, 2024 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2022	400,000	$1.30
Granted during the period	-	$-
Exercised during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2022	400,000	$1.30
Granted during the period	-	$-
Exercised during the period	-	$-
Expired during the period	(400,000)	$1.30
Outstanding at December 31, 2023	-	$-
Granted during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2024	-	$-

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 15 – EQUITY (continued)

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 30% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options. Options granted may not exceed a term of ten years.

A summary of the stock options outstanding for the year ended December 31, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	277	3,746.8
Granted during the period	3	$20,026
Exercised during the period	(90)	$2,648.6
Cancelled during the period	-	$-
Outstanding at December 31, 2022	190	$4,554.3
Granted during the period	31	$6,844.4
Exercised during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2023	221	$4,862.8
Granted during the period	201	$2,308.2
Cancelled during the period	(422)	$3,646
Outstanding at December 31, 2024	-	$-
Exercisable at December 31, 2024	-	$-

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 15 – EQUITY (continued)

During the year ended December 31, 2023, there were 10,000 stock options (31 stock options post reverse splits) granted to directors of the Company with an exercise price ranging from $1.93 to $3.82 per share.

As of December 31, 2023, 667,500 of these stock options (207 of these stock options post reverse splits) were vested. During the year ended December 31, 2023, the Company recorded $140,821 in share-based payment expense.

During the year ended December 31, 2022, there were 10,000 stock options (3 stock options post reverse splits) granted to a director of the Company with an exercise price of $6.20 per share ($20,026 per share post reverse splits) and 290,000 stock options (90 stock options post reverse splits) were exercised to shares.

As of December 31, 2022, 612,500 of these stock options (190 post reverse splits) were vested. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)